Document and Entity Information	Oct. 06, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2020
Entity Registrant Name	Universal Stainless & Alloy Products, Inc.
Entity Central Index Key	0000931584
Entity Emerging Growth Company	false
Entity File Number	001-39467
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	25-1724540
Entity Address, Address Line One	600 Mayer Street
Entity Address, City or Town	Bridgeville
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15017
City Area Code	412
Local Phone Number	257-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Trading Symbol	USAP
Title of 12(b) Security	Common Stock, par value $0.001 per share
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true